Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2023-2026) (Detail) - Plan 2023 - 2026 [member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	778,756
Settled	(7,473)
Expired	(50,915)
Amount at the end of the fiscal year	720,368
Expense recognized during the fiscal year | $	$ 1
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 14.63